UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-8820

The Markman MultiFund Trust

(Exact name of registrant as specified in charter)

6600 France Avenue South, Minneapolis, Minnesota             55435

(Address of principal executive offices)                                (Zip code)

Robert J. Markman, 6600 France Avenue South, Minneapolis, Minnesota 55435

(Name and address of agent for service)

Registrant's telephone number, including area code:   (952) 920-4848

Date of fiscal year end:   12/31

Date of reporting period:  03/31/09

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PORTFOLIO OF INVESTMENTS
MARKMAN CORE GROWTH FUND
March 31, 2009 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 93.7%
	FINANCIAL SERVICES — 19.9%
2,500	CME Group, Inc.	$615,975
5,500	The Goldman Sachs Group, Inc.	583,110
10,000	Visa, Inc. - Class A	556,000
3,000	MasterCard, Inc.	502,440
22,000	Stewart Information Services Corp.	429,000
20,000	Fidelity National Financial, Inc. - Class A	390,200
7,000	Morgan Stanley	159,390
		$3,236,115

	AGRICULTURE/FOOD PRODUCTS — 12.8%
5,000	Terra Nitrogen Co., L.P.	$715,000
8,500	Monsanto Co.	706,350
16,000	The Mosaic Co.	671,680
		$2,093,030

	HEALTH CARE/MEDICAL — 11.1%
18,000	WellPoint, Inc.*	$683,460
29,000	UnitedHealth Group, Inc.	606,970
12,000	Cerner Corp.*	527,640
		$1,818,070

	INTERNET COMMERCE — 9.4%
11,500	Amazon.com, Inc.* †	$844,560
2,000	Google, Inc. - Class A*	696,120
		$1,540,680

	DIVERSIFIED INDUSTRIAL — 6.3%
60,000	General Electric Co.	$606,600
10,000	United Technologies Corp.	429,800
		$1,036,400

	RETAIL — 6.1%
16,000	Big Lots, Inc.*	$332,480
5,000	Wal-Mart Stores, Inc.	260,500
5,000	Dollar Tree, Inc.*	222,750
5,500	Family Dollar Stores, Inc.	183,535
		$999,265

	CONSUMER ELECTRONICS — 4.5%
7,000	Apple, Inc.*	$735,840

	METALS & MINING — 4.0%
14,500	BHP Billiton Ltd. - ADR	$646,700

	DEFENSE — 3.7%
14,500	General Dynamics Corp.	$603,055

	ENERGY/NATURAL RESOURCES — 3.6%
10,000	Transocean Ltd.*	$588,400

	SOFTWARE & SERVICES — 3.1%
70,000	Sun Microsystems, Inc.*	$512,400

	AIRCRAFT — 2.7%
77,300	Delta Air Lines, Inc.*	$435,199

	ENGINEERING SERVICES — 2.6%
30,000	ABB Ltd. - ADR	$418,200

	TRANSPORTATION & DELIVERY — 2.4%
86,600	UAL Corp.*	$387,968

	TELECOMMUNICATIONS — 1.5%
20,000	MasTec, Inc.*	$241,800

	TOTAL COMMON STOCKS	$15,293,122

	EXCHANGE TRADED FUNDS — 18.6%
19,450	Market Vectors Gold Miners ETF*	$717,316
14,800	Ultra Health Care ProShares	454,952
40,000	Ultra QQQ ProShares	1,080,400
17,950	UltraShort Lehman 20+ Year Treasury ProShares	783,338

	TOTAL EXCHANGE TRADED FUNDS	$3,036,006

	MUTUAL FUNDS — 1.4%
19,594	Markman Global Build-Out Fund^	$234,933

	TOTAL INVESTMENT SECURITIES — 113.7%	$18,564,061
	(Cost $17,722,248)
	LIABILITIES IN EXCESS OF OTHER ASSETS — (13.7%)	(2,237,597)

	NET ASSETS — 100.0%	$16,326,464

* Non-income producing security.
^ Affiliated Fund, advised by Markman Capital Management, Inc.  See Note 3.
† Security is partially pledged as collateral for the outstanding borrowings on March 31, 2009.  Total market value of security pledged is $591,192.
ADR – American Depository Receipt.

See accompanying notes to portfolio of investments.

MARKMAN GLOBAL BUILD-OUT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 57.7%
	INDUSTRIAL EQUIPMENT & COMPONENTS — 11.9%
1,900	SPX Corp.	$89,319
12,100	KHD Humboldt Wedag International, Ltd. - ADR*	83,611
3,400	ABB Ltd. - ADR	47,396
2,000	General Cable Corp.*	39,640
700	Flowserve Corp.	39,284
1,200	Lincoln Electric Holdings, Inc.	38,028
		$337,278

	METALS & MINING — 11.6%
1,500	Valmont Industries, Inc.	$75,315
5,500	Companhia Vale do Rio Doce - ADR	73,150
1,000	POSCO - ADR	66,830
2,600	ArcelorMittal - ADR	52,104
1,200	Freeport-McMoRan Copper & Gold, Inc. - Class B	45,732
500	Schnitzer Steel Industries, Inc.	15,695
		$328,826

	ENGINEERING SERVICES — 9.7%
2,300	Jacobs Engineering Group, Inc.*	$88,918
8,700	Chicago Bridge & Iron Co. N.V. - ADR	54,549
1,800	AECOM Technology Corp.*	46,944
1,500	The Shaw Group, Inc.*	41,115
800	URS Corp.*	32,328
3,200	Hill International, Inc.*	9,728
		$273,582

	HEAVY CONSTRUCTION — 8.2%
13,300	Empresas ICA S.A.B. de C.V. - ADR*	$89,775
4,900	Foster Wheeler AG*	85,603
1,600	Fluor Corp.	55,280
		$230,658

	DIVERSIFIED MACHINERY — 7.6%
7,500	Terex Corp.*	$69,375
2,100	Kubota Corp. - ADR	58,338
1,700	Caterpillar, Inc.	47,532
12,000	The Manitowoc Co., Inc.	39,240
		$214,485

	DIVERSIFIED INDUSTRIAL — 6.4%
1,400	United Technologies Corp.	$60,172
5,900	CEMEX, S.A.B. de C.V. - ADR*	36,875
600	Siemens AG - ADR	34,182
1,300	CRH plc - ADR	28,262
1,000	Quanta Services, Inc.*	21,450
		$180,941

	UTILITIES — 2.3%
3,100	Veolia Environnement - ADR	$64,790

	TOTAL COMMON STOCKS	$1,630,560

	MONEY MARKET FUNDS — 26.4%
747,345	5/3 Prime Money Market Fund	$747,345

	TOTAL INVESTMENT SECURITIES — 84.1%	$2,377,905
	(Cost $2,495,463)
	OTHER ASSETS IN EXCESS OF LIABILITIES — 15.9%	451,074

	NET ASSETS — 100.0%	$2,828,979

* Non-income producing security.
ADR – American Depository Receipt.
plc – Public Liability Company.

See accompanying notes to portfolio of investments.

MARKMAN MULTIFUND TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
March 31, 2009 (Unaudited)

Securities valuation – Shares of the underlying funds (other than closed-end investment companies and exchange traded funds that are listed on a securities exchange) are valued at their respective net asset values under the 1940 Act, as amended.  Shares of closed-end investment companies and exchange traded funds that are listed on a securities exchange typically are valued at their respective closing market quotations.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940 (“1940 Act”).  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Investments in Securities
Markman Core Growth Fund	$18,564,061	$-	$-
Markman Global Build-Out Fund	2,377,905	-	-

Short sales - The Fund may sell securities short. In a short sale, the Fund sells stock it does not own and makes delivery with securities "borrowed" from a broker. The Fund then becomes obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is obligated to pay to the lender any dividends or interest accruing during the period of the loan. In order to borrow the security, the Fund may be required to pay a premium that would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

When it engages in short sales, the Fund must also deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

Security transactions - Security transactions are accounted for on the trade date.  Securities sold are determined on a specific identification basis.

Affiliated Investments - The Markman Core Growth Fund may invest in the Markman Global Build-Out Fund, subject to compliance with Rule 12d1-2 of the 1940 Act, and consistent with its investment strategy.  To the extent that the Markman Core Growth Fund is invested in the Markman Global Build-Out Fund, the Adviser will be paid additional fees from the Markman Global Build-Out Fund that will not bee waived or reimbursed, except pursuant to the Expense Limitation Agreement currently in place with respect to the Fund.

A summary of the Markman Core Growth Fund’s investment in the Markman Global Build-Out Fund, for the period ending March 31, 2009, is noted below:

	SHARE ACTIVITY
	Balance			Balance	Realized		Value	Acquisition
Affiliate	12/31/08	Purchases	Sales	3/31/09	Losses	Dividends	3/31/09	Cost
Markman Core Growth Fund
Markman Global Build-Out Fund	112,191	—	92,597	19,594	$586,820	$1,940	$234,933	$222,541

Federal tax information - As of March 31, 2009 the aggregate identified cost for federal income tax purposes is as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Markman Core Growth Fund	$32,031,846	—	$(13,467,785)	$(13,467,785)
Markman Global Build-Out Fund	$3,095,290	—	$(717,384)	$(717,384)

Item 2. Controls and Procedures.

(a)           The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant's internal controls over financial reporting  (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Markman MultiFund Trust

By (Signature and Title)

/s/ Robert J. Markman

Robert J. Markman
President

Date:  May 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Markman

Robert J. Markman
President

Date:  May 6, 2009

By (Signature and Title)

/s/ Judith E. Fansler

Judith E. Fansler
Treasurer and Chief Financial Officer

Date:  May 6, 2009